Share-based Compensation - Summary of Assumptions Used to Determine Fair Value of Share Options Granted (Detail)	12 Months Ended
Dec. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Exercise price (US$)	$ 0.1607
Expected forfeiture rate (post-vesting)	8.30%
Expected volatility	39.58%
Excepted term (in years)	8 years 6 months
Expected dividend yield	0.00%
Risk-free interest rate	0.7781%